Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 96.6%
720,000	CLNS Trust, Series 2017-IKPR D (1 Month LIBOR USD + 2.05%)^	4.10%	06/11/2032	720,444
986,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	1,035,924
52,790	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	53,955
405,504	FHLMC PC, Pool# C4-6100	6.00%	08/01/2029	456,661
105,252	FHLMC PC, Pool# C5-3878	5.50%	12/01/2030	116,749
279,409	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	300,525
63,931	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	71,274
228,719	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	244,569
80,258	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	4.50%	05/01/2033	82,733
659,704	FHLMC PC, Pool# C7-9930	5.50%	06/01/2033	734,316
740,082	FHLMC PC, Pool# A1-2929	5.00%	08/01/2033	820,836
158,217	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	178,920
323,708	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	348,134
664,057	FHLMC PC, Pool# A3-0648	5.50%	12/01/2034	746,396
51,925	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	4.64%	05/01/2035	54,637
177,669	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	191,830
81,205	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	88,965
1,300,082	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	1,354,738
986,800	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	1,046,211
138,261	FHLMC PC, Pool# A3-9555	5.50%	11/01/2035	156,387
397,769	FHLMC PC, Pool# G0-1980	5.00%	12/01/2035	444,324
35,434	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	4.90%	03/01/2036	37,493
560,362	FHLMC PC, Pool# G0-5935	6.00%	03/01/2036	645,521
37,429	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	4.41%	10/01/2036	39,493
322,605	FHLMC PC, Pool# G2-0028	7.50%	12/01/2036	360,648
106,017	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	114,365
199,537	FHLMC PC, Pool# A5-6261	5.50%	01/01/2037	219,206
127,993	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	4.52%	02/01/2037	133,771
204,690	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	221,412
120,400	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	129,828
97,224	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	104,343
81,220	FHLMC PC, Pool# B3-1950	5.10%	05/01/2037	87,188
178,731	FHLMC PC, Pool# A6-7884	5.38%	05/01/2037	193,204
57,817	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	4.86%	06/01/2037	61,538
173,283	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	185,831
98,018	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	105,152
56,379	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	60,886
232,380	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	249,108
76,780	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	82,386
52,895	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	4.65%	10/01/2037	55,510
270,840	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	292,233
86,289	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	92,547
148,082	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	159,803
358,479	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	390,789
265,749	FHLMC PC, Pool# G0-4540	6.00%	08/01/2038	308,360
226,235	FHLMC PC, Pool# G0-4655	6.00%	08/01/2038	262,537
115,371	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	123,755
151,163	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	167,094
859,819	FHLMC PC, Pool# A8-7915	5.00%	08/01/2039	963,371
164,443	FHLMC PC, Pool# G0-7053	5.00%	10/01/2039	183,525
499,709	FHLMC PC, Pool# A9-2630	5.00%	06/01/2040	561,040
725,947	FHLMC PC, Pool# G6-1330	6.00%	07/01/2040	834,634
1,217,510	FHLMC PC, Pool# G0-7054	5.00%	06/01/2041	1,345,596
631,938	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	673,076
2,271,379	FHLMC PC, Pool# V8-2155	4.00%	12/01/2045	2,400,852
787,576	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	855,800
2,149,713	FHLMC REMIC, Series 4318 DI~	2.50%	08/15/2022	51,438
2,235,937	FHLMC REMIC, Series 4329 CI~	2.50%	01/15/2023	63,859
43,511	FHLMC REMIC, Series 1843 Z	7.00%	04/15/2026	46,844
172,588	FHLMC REMIC, Series 2517 Z	5.50%	10/15/2032	185,510
390,750	FHLMC REMIC, Series 2890 ZA	5.00%	11/15/2034	436,627
581,761	FHLMC REMIC, Series 3150 DZ	5.50%	05/15/2036	666,119
243,227	FHLMC REMIC, Series 3294 CB	5.50%	03/15/2037	274,946
1,473,311	FHLMC REMIC, Series 4309 BI~	3.00%	08/15/2039	100,560
1,450,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	1,417,493
1,000,000	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	1,013,828
1,229,810	FHLMC STACR, Series 2013-DN2 M2 (1 Month LIBOR USD + 4.25%)	6.27%	11/27/2023	1,324,341
927,763	FHLMC STACR, Series 2014-DN3 M3 (1 Month LIBOR USD + 4.00%)	6.02%	08/26/2024	981,177
515,000	FHLMC STACR, Series 2015-HQA1 M3 (1 Month LIBOR USD + 4.70%)	6.72%	03/27/2028	550,500
2,000,000	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	6.82%	05/25/2028	2,158,855
2,050,000	FHLMC STACR, Series 2016-DNA3 M3 (1 Month LIBOR USD + 5.00%)	7.02%	12/26/2028	2,223,404
2,500,000	FHLMC STACR, Series 2016-DNA4 M3 (1 Month LIBOR USD + 3.80%)	5.82%	03/25/2029	2,651,297
400,012	FHLMC WLST, Series 2017-SC02 2A1	3.50%	05/25/2047	405,516
13,570,981	FHMS, Series K-019 X1#~	1.74%	03/25/2022	459,190
12,302,068	FHMS, Series K-021 X1#~	1.56%	06/25/2022	410,241
15,763,300	FHMS, Series K-721 X1#~	0.44%	08/25/2022	137,837
24,911,459	FHMS, Series K-025 X1#~	0.95%	10/25/2022	547,691
13,300,685	FHMS, Series K-035 X1#~	0.52%	08/25/2023	176,557
63,446,174	FHMS, Series K-C02 X1#~	0.50%	03/25/2024	1,023,051
16,687,616	FHMS, Series K-038 X1#~	1.31%	03/25/2024	721,114
36,920,456	FHMS, Series K-040 X1#~	0.86%	09/25/2024	1,135,027
17,880,000	FHMS, Series K-C03 X1#~	0.63%	11/25/2024	418,197
31,418,904	FHMS, Series K-734 X1#~	0.79%	02/25/2026	1,141,739
27,858,767	FHMS, Series K-735 X1#~	1.10%	05/25/2026	1,571,580
17,550,000	FHMS, Series K-736 X1#~	1.31%	07/25/2026	1,318,138
5,390,571	FHMS, Series K-058 X1#~	1.06%	08/25/2026	296,794
6,525,209	FHMS, Series K-059 X1#~	0.43%	09/25/2026	124,909
14,000,000	FHMS, Series K-C04 X1#~	1.41%	12/25/2026	951,271
55,464,817	FHMS, Series K-063 X1#~	0.42%	01/25/2027	1,074,725
22,452,799	FHMS, Series K-064 X1#~	0.74%	03/25/2027	897,178
4,370,879	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	219,138
11,390,503	FHMS, Series K-068 X1#~	0.57%	08/25/2027	350,438
30,412,309	FHMS, Series K-069 X1#~	0.50%	09/25/2027	823,295
42,809,488	FHMS, Series K-070 X1#~	0.46%	11/25/2027	1,066,384
31,813,397	FHMS, Series K-072 X1#~	0.49%	12/25/2027	882,249
4,056,638	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	4,119,508
19,974,386	FHMS, Series K-087 X1#~	0.51%	12/25/2028	629,049
18,229,998	FHMS, Series K-091 X1#~	0.70%	03/25/2029	873,782
12,676,365	FHMS, Series K-092 X1#~	0.85%	04/25/2029	758,684
10,000,000	FHMS, Series K-G01 X1#~	1.11%	04/25/2029	696,775
6,297,272	FHMS, Series K-093 X1#~	1.09%	05/25/2029	492,876
9,998,940	FHMS, Series K-094 X1#~	1.02%	06/25/2029	735,720
2,839,388	FHMS, Series Q-004 A2H#	3.07%	01/25/2046	2,857,637
1,176,548	FHMS, Series Q-010 APT1#	2.93%	04/25/2046	1,188,439
4,641,114	FHMS, Series Q-007 APT1#	2.98%	10/25/2047	4,735,389
3,644,612	FHMS, Series Q-007 APT2#	3.33%	10/25/2047	3,800,488
39,938	FNMA, Pool# 922791	6.50%	12/01/2021	40,115
53,075	FNMA, Pool# 336422 (3 Year CMT Rate + 2.30%)	4.66%	10/01/2025	53,378
181,255	FNMA, Pool# 344903	5.50%	10/01/2025	198,522
102,120	FNMA, Pool# 356232	6.50%	01/01/2026	113,826
42,642	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	4.90%	05/01/2026	43,237
2,688,947	FNMA, Pool# AN3155	2.49%	11/01/2026	2,762,067
1,670,000	FNMA, Pool# AN3727	2.71%	12/01/2026	1,738,065
64,739	FNMA, Pool# 356329 (1 Year CMT Rate + 2.64%)	5.26%	01/01/2027	66,082
1,735,000	FNMA, Pool# AM8035	2.66%	03/01/2027	1,801,559
20,958	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	4.70%	04/01/2027	21,345
44,828	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	4.40%	11/01/2027	45,464
1,061,428	FNMA, Pool# 257203	5.00%	05/01/2028	1,134,753
2,000,000	FNMA, Pool# AN2738	2.39%	09/01/2028	2,037,876
851,124	FNMA, Pool# 958720	5.65%	10/01/2028	961,304
815,494	FNMA, Pool# 957502	3.98%	07/01/2029	872,131
47,285	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	4.60%	11/01/2029	48,014
41,612	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	4.52%	09/01/2030	42,495
55,019	FNMA, Pool# 573097 (1 Year CMT Rate + 2.21%)	4.71%	02/01/2031	55,766
184,190	FNMA, Pool# AL0898	5.00%	02/01/2031	197,342
41,446	FNMA, Pool# 590852 (1 Year CMT Rate + 2.11%)	4.49%	07/01/2031	42,043
2,736,366	FNMA, Pool# AI4717	4.50%	07/01/2031	2,943,433
54,318	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	4.84%	08/01/2031	56,195
40,236	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	4.54%	09/01/2031	40,657
24,110	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	4.77%	03/01/2032	24,587
32,820	FNMA, Pool# 628837	6.50%	03/01/2032	36,591
42,659	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	4.77%	04/01/2032	44,082
43,109	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	4.30%	09/01/2032	43,605
45,666	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	4.02%	11/01/2032	46,083
31,596	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	4.51%	03/01/2033	31,623
207,503	FNMA, Pool# 688002	5.50%	03/01/2033	234,685
510,068	FNMA, Pool# 687887	5.50%	03/01/2033	576,862
459,952	FNMA, Pool# 702427	5.50%	04/01/2033	520,146
82,972	FNMA, Pool# 711206	5.50%	05/01/2033	89,771
297,457	FNMA, Pool# 711501	5.50%	05/01/2033	326,143
754,046	FNMA, Pool# 555458	5.50%	05/01/2033	852,781
34,569	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.55%)	4.20%	07/01/2033	35,689
43,713	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	4.14%	11/01/2033	44,142
38,386	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	4.71%	11/01/2033	40,381
29,411	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.78%	12/01/2033	30,557
380,792	FNMA, Pool# 725017	5.50%	12/01/2033	430,859
30,269	FNMA, Pool# 754767	6.50%	12/01/2033	33,730
632,356	FNMA, Pool# 759331	5.50%	01/01/2034	715,756
1,135,049	FNMA, Pool# 763673	5.50%	01/01/2034	1,283,603
345,279	FNMA, Pool# 725599	5.50%	01/01/2034	390,292
32,655	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.77%	02/01/2034	33,639
111,580	FNMA, Pool# 774969 (1 Year CMT Rate + 2.23%)	4.73%	04/01/2034	115,167
578,274	FNMA, Pool# 763545	5.50%	04/01/2034	654,456
19,066	FNMA, Pool# 789060 (12 Month LIBOR USD + 1.75%)	4.38%	07/01/2034	19,850
125,564	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	4.59%	07/01/2034	128,757
444,457	FNMA, Pool# 725690	6.00%	08/01/2034	511,795
293,674	FNMA, Pool# 801034	5.50%	11/01/2034	322,713
360,636	FNMA, Pool# AD0163	6.00%	11/01/2034	415,181
504,728	FNMA, Pool# AM7615	3.63%	12/01/2034	560,371
26,360	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	4.60%	03/01/2035	27,445
81,882	FNMA, Pool# 889829	5.00%	07/01/2035	90,430
44,437	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	4.47%	08/01/2035	46,756
89,195	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	4.11%	09/01/2035	92,374
18,626	FNMA, Pool# 836335 (1 Year CMT Rate + 2.23%)	4.23%	10/01/2035	18,801
140,411	FNMA, Pool# 842006	4.25%	10/01/2035	146,777
57,752	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	4.64%	10/01/2035	58,080
1,532,078	FNMA, Pool# AL3596	5.00%	10/01/2035	1,708,852
39,049	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	4.66%	11/01/2035	41,305
277,471	FNMA, Pool# 850232	4.25%	12/01/2035	290,556
14,207	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.54%)	4.66%	03/01/2036	14,635
48,346	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	5.25%	03/01/2036	51,750
52,841	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.76%)	4.71%	04/01/2036	55,779
68,202	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	4.19%	05/01/2036	70,582
37,396	FNMA, Pool# 745626 (1 Year CMT Rate + 2.11%)	4.54%	05/01/2036	38,877
17,234	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.68%)	4.47%	06/01/2036	18,112
29,009	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.80%)	4.42%	07/01/2036	30,339
476,090	FNMA, Pool# 896838	5.45%	07/01/2036	516,074
507,050	FNMA, Pool# 995026	6.00%	09/01/2036	583,719
155,879	FNMA, Pool# 745818	6.50%	09/01/2036	177,218
167,742	FNMA, Pool# 894270 (1 Year CMT Rate + 2.50%)	5.00%	10/01/2036	169,481
647,921	FNMA, Pool# 960606	5.50%	10/01/2036	728,032
469,398	FNMA, Pool# 903242	6.00%	10/01/2036	539,880
4,782	FNMA, Pool# 905193 (12 Month LIBOR USD + 1.99%)	4.86%	11/01/2036	4,873
83,499	FNMA, Pool# 902770	5.38%	11/01/2036	90,096
118,510	FNMA, Pool# 940309 (12 Month LIBOR USD + 1.50%)	4.37%	01/01/2037	120,963
228,402	FNMA, Pool# 900852	6.00%	01/01/2037	262,598
26,192	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.70%)	4.79%	03/01/2037	27,575
43,800	FNMA, Pool# 888445 (12 Month LIBOR USD + 1.55%)	4.59%	04/01/2037	46,283
254,142	FNMA, Pool# 995148	5.50%	04/01/2037	287,387
67,258	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	4.71%	05/01/2037	70,504
117,811	FNMA, Pool# 888418	5.50%	05/01/2037	133,738
82,108	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.11%)	3.45%	08/01/2037	83,991
154,852	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	4.33%	08/01/2037	154,682
62,742	FNMA, Pool# 953988	5.38%	08/01/2037	64,549
59,712	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	4.54%	09/01/2037	63,545
5,070,682	FNMA, Pool# MA3208	4.50%	10/01/2037	5,382,908
139,014	FNMA, Pool# 955233	6.50%	12/01/2037	161,557
63,928	FNMA, Pool# 962656 (12 Month LIBOR USD + 1.24%)	4.21%	04/01/2038	65,733
6,724	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	4.72%	05/01/2038	7,060
439,437	FNMA, Pool# AD0100	7.00%	12/01/2038	524,606
111,200	FNMA, Pool# 930507	6.50%	02/01/2039	130,420
3,249,038	FNMA, Pool# AS2249	4.00%	04/01/2039	3,472,638
459,124	FNMA, Pool# AL0407	6.50%	04/01/2039	530,480
378,135	FNMA, Pool# AD0427	5.50%	10/01/2039	427,010
2,003,519	FNMA, Pool# AD3507	5.00%	04/01/2040	2,195,884
493,847	FNMA, Pool# AD0941	5.50%	04/01/2040	560,109
1,043,265	FNMA, Pool# AL5437	5.00%	08/01/2040	1,150,053
625,253	FNMA, Pool# 467095	5.90%	01/01/2041	748,116
643,518	FNMA, Pool# AH8447	5.50%	04/01/2041	719,676
253,830	FNMA, Pool# AL2903	5.50%	09/01/2041	288,371
976,426	FNMA, Pool# 469130	4.87%	10/01/2041	1,107,242
535,506	FNMA, Pool# AZ0579	4.00%	02/01/2042	553,711
797,802	FNMA, Pool# BC1738	4.50%	09/01/2043	862,779
754,329	FNMA, Pool# AS1429	4.00%	12/01/2043	799,499
598,426	FNMA, Pool# AV7739	4.00%	01/01/2044	636,541
518,361	FNMA, Pool# AW6485	4.00%	06/01/2044	541,661
839,025	FNMA, Pool# AY0382	4.00%	11/01/2044	881,345
720,815	FNMA, Pool# AW9534	4.00%	03/01/2045	774,560
680,766	FNMA, Pool# AZ4154	4.00%	06/01/2045	712,800
2,769,018	FNMA, Pool# AZ7828	4.00%	08/01/2045	2,923,155
1,898,767	FNMA, Pool# AZ9229	4.00%	10/01/2045	2,028,378
1,360,335	FNMA, Pool# BA3674	4.50%	10/01/2045	1,464,596
1,351,217	FNMA, Pool# BA5587	4.00%	01/01/2046	1,430,892
1,034,676	FNMA, Pool# BC1231	4.00%	02/01/2046	1,095,613
509,929	FNMA, Pool# BC6366	4.50%	02/01/2046	539,064
442,336	FNMA, Pool# BD1241	4.50%	05/01/2046	467,184
1,564,176	FNMA, Pool# BD5189	4.50%	07/01/2046	1,675,009
790,454	FNMA, Pool# BD8599	4.50%	11/01/2046	866,570
808,510	FNMA, Pool# BD3999	4.50%	05/01/2047	854,802
976,009	FNMA, Pool# BD4009	4.00%	07/01/2047	1,047,342
1,050,198	FNMA, Pool# BD4010	4.00%	07/01/2047	1,113,875
682,426	FNMA, Pool# BD4041	4.00%	11/01/2047	721,207
1,163,002	FNMA, Pool# BH7686	4.50%	12/01/2047	1,232,590
1,465,713	FNMA, Pool# BJ8287	4.50%	01/01/2048	1,563,993
909,314	FNMA, Pool# BJ4035	4.50%	02/01/2048	963,584
980,095	FNMA, Pool# AN8989	4.07%	04/01/2048	1,073,391
676,842	FNMA, Pool# BJ4050	4.50%	05/01/2048	735,673
678,089	FNMA, Pool# BJ4052	4.50%	05/01/2048	724,747
940,320	FNMA, Pool# BJ4051	4.50%	05/01/2048	1,010,853
964,231	FNMA, Pool# BK5105	5.50%	05/01/2048	1,061,741
1,256,418	FNMA, Pool# BJ4057	4.50%	06/01/2048	1,331,407
626,914	FNMA, Pool# BK8032	5.50%	06/01/2048	690,312
953,760	FNMA, Pool# BJ4061	4.50%	07/01/2048	1,025,001
738,052	FNMA, Pool# BJ4060	4.50%	07/01/2048	802,395
823,405	FNMA, Pool# BJ4062	4.50%	07/01/2048	872,552
1,581,922	FNMA, Pool# BJ4067	4.50%	08/01/2048	1,676,344
627,001	FNMA, Pool# BN0202	5.50%	09/01/2048	690,410
743,125	FNMA, Pool# BN4936	5.50%	12/01/2048	813,708
368,506	FNMA, Pool# BN4921	5.50%	01/01/2049	402,932
988,396	FNMA Connecticut Avenue Securities, Series 2015-C01 1M2 (1 Month LIBOR USD + 4.30%)	6.32%	02/25/2025	1,047,958
1,252,414	FNMA Connecticut Avenue Securities, Series 2016-C03 2M2 (1 Month LIBOR USD + 5.90%)	7.92%	10/25/2028	1,353,111
2,500,000	FNMA Connecticut Avenue Securities, Series 2016-C04 1M2 (1 Month LIBOR USD + 4.25%)	6.27%	01/25/2029	2,643,840
2,750,000	FNMA Connecticut Avenue Securities, Series 2016-C06 1M2 (1 Month LIBOR USD + 4.25%)	6.27%	04/25/2029	2,943,267
17,960	FNMA REMIC Trust, Series 1990-116 H	9.00%	10/25/2020	18,381
63,296	FNMA REMIC Trust, Series 1991-136 J	7.50%	10/25/2021	64,795
1,171,491	FNMA REMIC Trust, Series 2017-M5 FA1 (1 Month LIBOR USD + 0.67%)	2.97%	04/25/2024	1,169,441
400,000	FNMA REMIC Trust, Series 2016-M4 A2	2.58%	03/25/2026	410,185
119,406	FNMA REMIC Trust, Series 1996-23 G	6.50%	07/25/2026	132,738
1,705,000	FNMA REMIC Trust, Series 2017-M13 A2#	3.04%	09/25/2027	1,797,455
2,112,005	FNMA REMIC Trust, Series 2012-139 HJ~	2.50%	12/25/2027	140,555
151,725	FNMA REMIC Trust, Series 2013-15 QI~	3.00%	03/25/2028	11,426
1,625,000	FNMA REMIC Trust, Series 2018-M8 A2#	3.44%	06/25/2028	1,764,885
360,902	FNMA REMIC Trust, Series 2016-M10 A1	2.10%	07/25/2028	361,716
1,818,827	FNMA REMIC Trust, Series 2018-M14 A1#	3.70%	08/25/2028	1,989,721
3,954,833	FNMA REMIC Trust, Series 2017-M5 A1	2.74%	04/25/2029	4,113,185
2,979,988	FNMA REMIC Trust, Series 2019-M14 A1	2.30%	06/25/2029	3,033,668
2,905,221	FNMA REMIC Trust, Series 2018-M12 A1	3.55%	08/25/2030	3,181,250
3,895,493	FNMA REMIC Trust, Series 2018-M13 A1#	3.82%	09/25/2030	4,342,653
5,538,198	FNMA REMIC Trust, Series 2014-14 LI~	3.00%	04/25/2031	185,059
1,885,142	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	123,614
261,012	FNMA REMIC Trust, Series 2001-80 Z	6.00%	01/25/2032	283,433
826,385	FNMA REMIC Trust, Series 2006-M2 A2A#	5.27%	10/25/2032	941,678
595,249	FNMA REMIC Trust, Series 2003-71 MB	5.50%	08/25/2033	679,052
2,760,073	FNMA REMIC Trust, Series 2005-73 EZ	5.50%	08/25/2035	3,180,012
873,000	FNMA REMIC Trust, Series 2005-104 UE	5.50%	12/25/2035	1,010,132
1,019,664	FNMA REMIC Trust, Series 2005-110 GL	5.50%	12/25/2035	1,116,975
610,856	FNMA REMIC Trust, Series 2006-21 Z	5.50%	04/25/2036	681,083
61,373	FNMA REMIC Trust, Series 2012-30 DA	3.00%	08/25/2036	61,807
1,110,874	FNMA REMIC Trust, Series 2006-112 QC	5.50%	11/25/2036	1,264,251
737,593	FNMA REMIC Trust, Series 2007-22 A	5.50%	03/25/2037	855,816
559,628	FNMA REMIC Trust, Series 2010-43 HJ	5.50%	05/25/2040	638,351
2,268,337	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	2,480,163
332,152	FNMA REMIC Trust, Series 2012-10 UF (1 Month LIBOR USD + 0.55%)	2.57%	02/25/2042	334,613
1,200,461	FNMA REMIC Trust, Series 2013-34 IG~	3.00%	05/25/2042	103,903
10,818	FNMA REMIC Trust, Series 2003-W10 3A5	4.30%	06/25/2043	11,515
3,088	FNMA REMIC Trust, Series 2003-W12 1A9	4.48%	06/25/2043	3,350
18,526	FNMA REMIC Trust, Series 2003-W12 1A8	4.55%	06/25/2043	19,993
10,584	FNMA REMIC Trust, Series 2003-W12 2A7	4.68%	06/25/2043	11,317
12,348	FNMA REMIC Trust, Series 2003-W12 2A6	5.00%	06/25/2043	13,415
935,790	FNMA REMIC Trust, Series 2015-40 LI~	4.50%	03/25/2045	169,281
20,000,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2049	20,301,563
10,026,433	FREMF Mortgage Trust, Series 2012-K17 X2A^~	0.10%	12/25/2044	16,759
14,577,024	FREMF Mortgage Trust, Series 2012-K20 X2A^~	0.20%	05/25/2045	64,047
27,573	GNMA, Pool# 004295M	6.00%	10/20/2023	27,990
247,890	GNMA, Pool# 783374X	5.50%	04/15/2024	261,372
318,413	GNMA, Pool# 728160X	5.25%	11/15/2024	334,769
356,546	GNMA, Pool# 623145X	5.50%	10/15/2028	385,649
429,575	GNMA, Pool# 589694X	4.50%	08/15/2029	461,293
44,072	GNMA, Pool# 728157X	3.75%	11/15/2029	46,191
428,636	GNMA, Pool# 770225C	4.25%	08/20/2031	452,460
557,015	GNMA, Pool# 003160M	6.00%	11/20/2031	635,109
1,099,151	GNMA, Pool# 604389X	5.00%	06/15/2033	1,211,869
888,759	GNMA, Pool# 615958X	5.00%	09/15/2033	975,514
785,297	GNMA, Pool# 003489M	6.00%	12/20/2033	909,523
492,369	GNMA, Pool# 781746X	5.00%	05/15/2034	546,111
816,353	GNMA, Pool# 781815X	5.00%	10/15/2034	905,121
422,031	GNMA, Pool# 782173M	5.50%	05/20/2035	477,604
218,365	GNMA, Pool# 784315X	6.00%	06/15/2036	241,528
393,374	GNMA, Pool# 770226C	4.75%	09/20/2036	416,860
268,430	GNMA, Pool# 004194M	5.50%	07/20/2038	300,722
97,286	GNMA, Pool# 706295C	5.10%	12/20/2038	102,991
779,064	GNMA, Pool# 784442X	5.00%	06/15/2040	880,466
3,886,089	GNMA, Pool# 367090X	4.50%	07/15/2041	4,283,219
1,301,433	GNMA, Pool# AC0521C	5.50%	05/20/2042	1,450,803
1,430,906	GNMA, Pool# BM9287C	4.00%	08/20/2049	1,527,664
688,673	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	46,080
107,388	GNMA REMIC Trust, Series 2003-94 AB	4.00%	04/16/2033	108,170
906,285	GNMA REMIC Trust, Series 2004-93 PD	5.00%	11/16/2034	993,164
1,650,760	GNMA REMIC Trust, Series 2006-47 ZA	5.00%	08/16/2036	1,810,647
145,190	GNMA REMIC Trust, Series 2006-40 B	6.00%	08/20/2036	162,523
752,585	GNMA REMIC Trust, Series 2012-52 WA#	6.17%	04/20/2038	868,647
1,096,104	GNMA REMIC Trust, Series 2011-2 DP#	5.46%	03/20/2039	1,236,736
682,000	GNMA REMIC Trust, Series 2011-156 PM	2.00%	04/20/2040	630,799
3,328,669	GNMA REMIC Trust, Series 2010-162 ZE	4.00%	12/16/2040	3,634,134
503,888	GNMA REMIC Trust, Series 2016-112 AW#	7.11%	12/20/2040	591,826
831,612	GNMA REMIC Trust, Series 2012-97 GB	2.00%	08/16/2042	786,721
456,448	GNMA REMIC Trust, Series 2011-121 FA (1 Month LIBOR USD + 0.40%)	2.43%	03/16/2043	455,514
1,324,472	GNMA REMIC Trust, Series 2013-86 IA~	5.00%	06/20/2043	214,866
725,000	GNMA REMIC Trust, Series 2012-44 B	2.95%	08/16/2043	732,534
697,390	GNMA REMIC Trust, Series 2018-127 PB	3.00%	09/20/2047	712,984
1,194,109	GNMA REMIC Trust, Series 2018-153 QA	3.50%	11/20/2048	1,250,874
4,255,765	GNMA REMIC Trust, Series 2014-135 I0#~	0.81%	01/16/2056	202,440
3,959,861	GNMA REMIC Trust, Series 2015-172 I0#~	0.84%	03/16/2057	205,557
5,656,510	GNMA REMIC Trust, Series 2016-40 I0#~	0.72%	07/16/2057	277,258
4,643,331	GNMA REMIC Trust, Series 2016-56 I0#~	0.92%	11/16/2057	303,966
5,916,725	GNMA REMIC Trust, Series 2016-98 I0#~	0.95%	05/16/2058	406,226
540,000	Great Wolf Trust, Series 2017-WOLF D (1 Month LIBOR USD + 2.10%)^	4.13%	09/15/2034	540,751
2,500,000	GSMS, Series 2018-FBLU D (1 Month LIBOR USD + 2.00%)^	4.03%	11/15/2035	2,506,229
839,693	SBA, Pool# 522053 (PRIME + 0.58%)	6.08%	05/25/2026	877,596
1,122,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	1,125,039
Total Mortgage Backed Securities (Cost $255,863,879)				262,695,631

Asset Backed Securities - 5.0%
1,000,000	Apidos CLO XVI, Series 2013-16A CR (3 Month LIBOR USD + 3.00%)^	5.30%	01/21/2025	1,001,408
800,000	Emerson Park CLO, Ltd., Series 2013-1A C1R (3 Month LIBOR USD + 2.15%)^	4.45%	07/15/2025	801,753
600,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.47%	12/19/2036	600,278
1,484,600	Madison Park Funding XII, Ltd., Series 2014-12A CR (3 Month LIBOR USD + 2.35%)^	4.63%	07/20/2026	1,485,199
750,000	Madison Park Funding XVI, Ltd., Series 2015-16A C (3 Month LIBOR USD + 3.70%)^	5.98%	04/20/2026	751,665
1,000,000	Madison Park Funding XXI, Ltd., Series 2016-21A B (3 Month LIBOR USD + 2.75%)^	5.03%	07/25/2029	1,001,393
750,000	OHA Credit Partners IX, Ltd., Series 2013-9A DR (3 Month LIBOR USD + 3.30%)^	5.58%	10/20/2025	750,128
500,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	508,081
650,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	655,304
1,000,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	1,008,487
725,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	733,113
950,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	973,768
12,834	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	2.70%	11/10/2020	12,835
1,000,000	Palmer Square Loan Funding, Ltd., Series 2019-3A C (3 Month LIBOR USD + 3.40%)^	3.00%	08/20/2027	1,000,540
261,187	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	261,349
750,000	Sound Point CLO XI, Ltd., Series 2016-1A CR (3 Month LIBOR USD + 2.25%)^	4.53%	07/20/2028	746,741
500,000	Symphony CLO XIV, Ltd., Series 2014-14A D2 (3 Month LIBOR USD + 3.60%)^	5.90%	07/14/2026	500,092
787,004	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	795,535
Total Asset Backed Securities (Cost $13,542,914)				13,587,669

Municipal Bonds - 1.3%
700,000	District of Columbia#	5.55%	08/01/2038	700,000
2,800,000	District of Columbia#	5.60%	08/01/2038	2,800,000
Total Municipal Bonds (Cost $3,219,844)				3,500,000

U.S. Treasury Notes - 2.4%
6,500,000	United States Treasury Note	1.63%	08/15/2022	6,509,775
Total U.S. Treasury Notes (Cost $6,508,887)				6,509,775

Shares
Preferred Stocks - 0.8%
28,655	AGNC Investment Corp., Series B, 7.75%			730,416
32,768	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			845,087
25,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			626,000
Total Preferred Stocks (Cost $2,175,686)				2,201,503

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
8,831,530	First American Government Obligations Fund - Class Z, 1.83%*			8,831,530
Total Short-Term Investments (Cost $8,831,530)				8,831,530
Total Investments - 109.4% (Cost $290,142,740)				297,326,108
Liabilities in Excess of Other Assets - (9.4)%				(25,496,781)
NET ASSETS - 100.0%				$271,829,327

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in preferred stocks and short-term investments, with a total market value of $11,033,033, were categorized as Level 1, while the Fund's investments in mortgage backed securities, asset backed securities, municipal bonds and U.S. Treasury Notes, with a total market value of $286,293,075, were categorized as Level 2.
The Fund's investments in long and short futures contracts, with unrealized depreciation of $(467,742) and unrealized appreciation of $92,729, respectively, were valued using Level 1 inputs.

Futures Contracts - Long
The Brown Advisory Mortgage Securities Fund had the following open long futures contracts as of the date of this report:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	180	12/31/2019	$38,908,948	$38,790,000	$(118,948)
U.S. Treasury 5-Year Note Futures	160	12/31/2019	19,187,003	19,063,750	(123,253)
U.S. Treasury Long Bond Futures	60	12/19/2019	9,885,757	9,738,750	(147,007)
U.S. Treasury Ultra Bond Futures	20	12/19/2019	3,916,659	3,838,125	(78,534)
			$71,898,367	$71,430,625	$(467,742)
Futures Contracts - Short
The Brown Advisory Mortgage Securities Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Note Futures	(50)	12/19/2019	$(7,213,042)	$(7,120,313)	$92,729
			$(7,213,042)	$(7,120,313)	$92,729

There is no variation margin due to or from the Fund as of the date of this report.